Consolidated Statements of Cash Flows $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Income before income tax	$ 396,161.9	$ 13,365.8	$ 385,921.7	$ 350,477.6
Adjustments for:
Depreciation expense	255,796.0	8,630.1	220,085.0	219,303.4
Amortization expense	4,346.7	146.6	3,743.4	3,202.2
Finance costs	3,330.3	112.4	3,306.1	3,190.3
Share of profits of associates and joint venture	(3,014.8)	(101.7)	(3,457.9)	(4,196.4)
Interest income	(9,464.7)	(319.3)	(6,317.5)	(4,129.3)
Loss (gain) on disposal or retirement of property, plant and equipment, net	1,097.9	37.0	(46.5)	(433.5)
Impairment loss on property, plant and equipment				2,545.6
Impairment loss on intangible assets	13.5	0.5		58.5
Impairment loss on financial assets	29.6	1.0	122.2	154.7
Gain on disposal of available-for-sale financial assets, net	(89.8)	(3.0)	(33.2)	(22,157.9)
Loss (gain) on disposal of investments accounted for using equity method, net			260.0	(2,492.1)
Loss (gain) from disposal of subsidiaries	(17.3)	(0.6)	36.1	138.2
Unrealized (realized) gross profit on sales to associates	4.6	0.2	29.1	(15.1)
Loss (gain) on foreign exchange, net	(9,118.6)	(307.6)	(2,656.4)	2,563.4
Dividend income	(145.6)	(4.9)	(137.4)	(621.5)
Loss (gain) arising from fair value hedges, net	30.3	1.0	(16.9)	439.7
Gain from lease agreement modification				(430.0)
Changes in operating assets and liabilities:
Financial instruments at fair value through profit or loss	5,645.1	190.4	(6,326.6)	(228.6)
Notes and accounts receivable, net	1,061.8	35.8	(49,342.7)	26,630.1
Receivables from related parties	(214.6)	(7.2)	(463.8)	(192.8)
Other receivables from related parties	(13.9)	(0.5)	(21.8)	53.6
Inventories	(25,229.1)	(851.2)	18,370.1	(655.2)
Other financial assets	(502.3)	(16.9)	(41.6)	720.3
Other current assets	12.1	0.4	94.5	263.4
Other noncurrent assets	(1,276.1)	(43.1)	(349.8)
Accounts payable	2,572.1	86.8	7,295.4	(2,693.4)
Payables to related parties	394.2	13.3	139.8	(369.1)
Salary and bonus payable	582.1	19.6	1,979.8	945.0
Accrued profit sharing bonus to employees and compensation to directors and supervisors	525.1	17.7	1,935.1	2,860.3
Accrued expenses and other current liabilities	30,435.4	1,026.8	3,693.6	(3,778.3)
Provisions	(4,057.9)	(136.9)	7,931.9	(382.8)
Net defined benefit liability	44.6	1.5	46.2	52.5
Cash generated from operations	648,938.6	21,894.0	585,777.9	570,822.8
Income taxes paid	(63,620.4)	(2,146.4)	(45,943.3)	(40,943.4)
Net cash generated by operating activities	585,318.2	19,747.6	539,834.6	529,879.4
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of available-for-sale financial assets	(101,824.0)	(3,435.4)	(83,809.3)	(15,978.5)
Acquisitions of held-to maturity financial assets	(1,997.1)	(67.4)	(33,625.4)	(28,181.9)
Acquisitions of property, plant and equipment	(330,588.2)	(11,153.4)	(328,045.3)	(257,516.8)
Acquisitions of intangible assets	(4,480.6)	(151.2)	(4,243.1)	(4,283.9)
Acquisitions of land use right	(819.7)	(27.6)	(805.3)
Proceeds from disposal or redemption of available-for-sale financial assets	69,538.9	2,346.1	30,128.5	57,861.8
Proceeds from disposal or redemption of held-to-maturity financial assets	17,980.6	606.6	10,550.0	16,800.0
Proceeds from disposal or redemption of investments accounted for using equity method				5,172.0
Proceeds from disposal or redemption of property, plant and equipment	326.2	11.0	98.1	816.9
Proceeds from return of capital of available-for-sale financial assets	14.8	0.5	65.1
Derecognition of hedging derivative financial instruments	33.0	1.1	8.9	2.7
Costs from entering into hedging transactions				(495.3)
Interest received	9,526.3	321.4	6,353.2	3,641.9
Net cash outflow from acquisition of subsidiary (Note 33)				(51.6)
Net cash inflow from disposal of subsidiary (Note 34)				601.0
Cash outflow from disposal of subsidiary	(4.1)	(0.1)
Other dividends received	145.6	4.9	137.4	616.7
Dividends received from investments accounted for using equity method	4,245.8	143.3	5,478.8	3,407.1
Refundable deposits paid	(1,327.0)	(44.8)	(145.0)	(404.5)
Refundable deposits refunded	433.0	14.6	169.9	348.4
Decrease in receivables for temporary payments			706.7	398.2
Net cash used in investing activities	(336,164.9)	(11,341.6)	(395,439.7)	(217,245.8)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in short-term loans	10,394.3	350.7	18,968.9	3,138.7
Repayment of bonds	(38,100.0)	(1,285.4)	(23,471.6)
Repayment of long-term bank loans	(31.4)	(1.1)	(8.5)
Interest paid	(3,482.7)	(117.5)	(3,302.4)	(3,156.2)
Decrease in obligations under finance leases				(29.1)
Guarantee deposits received	950.9	32.1	6,354.7	754.9
Guarantee deposits refunded	(3,823.2)	(129.0)	(523.3)	(742.5)
Cash dividends	(181,512.7)	(6,123.9)	(155,582.3)	(116,683.5)
Proceeds from exercise of employee stock options				33.9
Donation from shareholders	20.9	0.7
Decrease in non-controlling interests	(113.7)	(3.9)	(235.7)	(50.2)
Net cash used in financing activities	(215,697.6)	(7,277.3)	(157,800.2)	(116,734.0)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(21,317.8)	(719.2)	(8,029.8)	8,258.8
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,137.9	409.5	(21,435.1)	204,158.4
CASH AND CASH EQUIVALENTS INCLUDED IN NONCURRENT ASSETS HELD FOR SALE, BEGINNING OF YEAR				81.5
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	541,253.8	18,260.9	562,688.9	358,449.0
CASH AND CASH EQUIVALENTS, END OF YEAR	553,391.7	18,670.4	541,253.8	$ 562,688.9
Land use right and others [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	1.8	0.1	798.5
Property, plant and equipment [member]
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from government grants	$ 2,629.8	$ 88.7	$ 738.6